Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortized intangible assets:
Gross carrying value	$ 19,225	$ 18,919
Accumulated amortization	(14,764)	(13,259)
Net carrying value	4,461	5,660
Unamortized intangible assets:
Mortgage servicing rights	12,415	12,738
Goodwill	25,529	25,705	$ 25,637
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	3,228	2,906
Accumulated amortization	(1,920)	(1,664)
Net carrying value	1,308	1,242
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,834
Accumulated amortization	(10,295)	(9,273)
Net carrying value	2,539	3,561
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,163	3,179
Accumulated amortization	(2,549)	(2,322)
Net carrying value	$ 614	$ 857